INVENTORIES (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014		Dec. 31, 2013
INVENTORIES [Abstract]
Raw materials	$ 548		$ 884
Work in process	329		420
Finished products	3,340	[1]	3,048	[1]
Inventories	4,217		4,352
Inventory delivered to customers but not recognized in revenue	$ 2,305		$ 2,109

[1]	Includes amounts of $ 2,305 and $ 2,109 at June 30, 2014 and December 31, 2013, respectively, with respect to inventory delivered to customers but for which revenue recognition criteria have not been met.